Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (20,267,365)	$ (21,036,690)	$ (15,669,093)
Adjustments for:
Depreciation of property and equipment (Note 6)	1,653,798	1,054,264	840,366
Amortization of patents and licenses (Note 7)	87,761	80,246	69,560
Amortization of right of use asset (Note 8)	180,602	158,648	190,596
Fair value adjustment to derivative warrant liability (Note 10)	24,865
Accretion of debt discount on convertible debentures and non-cash interest (Notes 8)	53,614	49,738	213,843
Stock-based compensation (Note 13)	4,201,444	4,436,604	4,534,370
Non-cash settled operating costs (Notes 6 and 11)		40,029	13,814
Gain on contribution of intellectual property to joint venture (Note 5)	(1,031,807)	(1,746,987)	(2,587,500)
Share of loss in joint venture (Note 5)	1,031,807	3,211,993	1,142,249
Forgiveness of covid-19 government support loans (Note 23)			(186,747)
Total adjustments to reconcile profit (loss)	(14,065,281)	(13,752,155)	(11,438,542)
Net change in non-cash working capital accounts:
Accounts receivable	62,000	(61,099)
Prepaid and other current assets	126,936	(356,199)	134,926
Accounts payable and accrued liabilities	(1,256,925)	1,596,690	70,323
Contract liabilities	(274,192)	246,853
Cash flows from operating activities	(15,407,462)	(12,325,910)	(11,233,293)
INVESTING ACTIVITIES
Maturity (purchase) of short-term investments (Note 2)		6,366,828	(6,366,828)
Purchase of property and equipment (Note 6)	(1,167,953)	(3,011,562)	(771,523)
Purchase of patents and licenses (Note 7)	(79,111)	(62,475)	(159,359)
Cash flows from investing activities	(1,247,064)	3,292,791	(7,297,710)
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	10,447,603	3,639,722	26,791,311
Payment of lease liability (Note 8)	(252,103)	(204,518)	(237,634)
Cash flows from financing activities	10,195,500	3,435,204	26,553,677
Effect of exchange rate on cash	248,250	(114,015)	46,207
Net change in cash and cash equivalents	(6,210,776)	(5,711,930)	8,068,881
Cash and cash equivalents, beginning of year	9,229,845	14,941,775	6,872,894
Cash and cash equivalents, end of year	$ 3,019,069	$ 9,229,845	$ 14,941,775